Income and expenses - Relationship tax expense and accounting profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Profit (loss) before taxes	€ 7,287	€ 14,139	€ 6,772
Income tax at statutory rate of 25%	(1,822)	(3,535)	(1,693)
Effect of different local tax rate	159	(294)	(416)
Tax adjustments to the previous period	313	125	(63)
Non-deductible expenses	(330)	(301)	(324)
Research and development tax credits	220	517	203
Innovation income deduction	2,984	3,325	2,560
Non recognition of deferred tax asset	(2,969)	(1,292)	(1,815)
Recognition of previously unrecognized tax losses	1,407	221	1,186
Non-taxable income	877	574	450
Use of previous years' tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized		462
Taxes on other basis	(409)	(348)	(232)
Other	(1)	(187)	66
Income tax benefit (expense) as reported in the consolidated income statement	€ 429	€ (733)	€ (78)